Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$244,776,971.53	0.9307109	$221,623,839.39	0.8426762	$23,153,132.14
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$674,556,971.53	0.7325930	$651,403,839.39	0.7074479	$23,153,132.14

Weighted Avg. Coupon (WAC)	4.64%		4.62%
Weighted Avg. Remaining Maturity (WARM)	51.28		50.44
Pool Receivables Balance	$734,905,726.47		$710,717,487.24
Remaining Number of Receivables	53,718		52,634

Adjusted Pool Balance	$708,117,181.39		$684,964,049.26

III. COLLECTIONS

Principal:
Principal Collections	$23,269,223.87
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$683,094.93
Total Principal Collections	$23,952,318.80

Interest:
Interest Collections	$2,790,484.35
Late Fees & Other Charges	$40,879.32
Interest on Repurchase Principal	$-
Total Interest Collections	$2,831,363.67

Collection Account Interest	$2,777.79
Reserve Account Interest	$576.05
Servicer Advances	$-

Total Collections	$26,787,036.31

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$26,787,036.31
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$31,513,826.43
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$612,421.44		$612,421.44	$612,421.44
Collection Account Interest					$2,777.79
Late Fees & Other Charges					$40,879.32
Total due to Servicer					$656,078.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$140,746.76		$140,746.76
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$552,470.10		$552,470.10	$552,470.10

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$25,428,634.74

7. Regular Principal Distribution Amount:					$23,153,132.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,153,132.14
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$23,153,132.14		$23,153,132.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$23,153,132.14

8. Available Amounts Remaining to Reserve Account					2,275,502.60

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,275,502.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,788,545.08
Beginning Period Amount	$26,788,545.08
Current Period Amortization	$1,035,107.09
Ending Period Required Amount	$25,753,437.98
Ending Period Amount	$25,753,437.98
Next Distribution Date Amount	$24,738,252.83

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,275,502.60
Current Period Release to Depositor	$2,275,502.60
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	4.74%	4.90%	4.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	52,000	98.87%	$702,716,808.58
30 - 60 Days	0.98%	515	0.90%	$6,430,135.34
61 - 90 Days	0.19%	101	0.19%	$1,365,663.79
91 + Days	0.03%	18	0.03%	$204,879.53
		52,634		$710,717,487.24
Total
Delinquent Receivables 61 + days past due	0.23%	119	0.22%	$1,570,543.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	108	0.18%	$1,300,427.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	120	0.22%	$1,654,048.78
Three-Month Average Delinquency Ratio	0.21%		0.21%

Repossession in Current Period		43		$625,027.18
Repossession Inventory		46		$462,810.69

Charge-Offs
Gross Principal of Charge-Off for Current Period				$919,015.36
Recoveries				$(683,094.93)
Net Charge-offs for Current Period				$235,920.43

Beginning Pool Balance for Current Period				$734,905,726.47

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.62%
Net Loss Ratio for 2nd Preceding Collection Period				0.45%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$2,145,843.86
Cumulative Net Losses as a % of Initial Pool Balance				0.22%

Principal Balance of Extensions				$2,365,091.74
Number of Extensions				152

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